FAIR VALUE MEASUREMENTS (Details 2) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets measured at fair value on a nonrecurring basis
Assets held for sale		$ (980)
Intangible assets			$ (18)	$ (195)
Percentage of shares sold or to be sold through options			10.00%
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)		55		113
Nonrecurring gain (Loss) fair value adjustment		(1,478)	$ (544)
Level 1
Assets measured at fair value on a nonrecurring basis
Valuation of shares in equity method investee Gain (Loss)		(6)
Level 1 | Coca-Cola FEMSA
Assets measured at fair value on a nonrecurring basis
Valuation of shares in equity method investee Gain (Loss)			(32)
Level 3
Assets measured at fair value on a nonrecurring basis
Intangible assets		(473)
Philippines Bottling Operations | Level 3
Assets measured at fair value on a nonrecurring basis
Assets held for sale			(494)
CCEJ | Level 1
Assets measured at fair value on a nonrecurring basis
Exchange of investment in equity securities		(19)
CCEJ | Level 1 | Equity method investments
Assets measured at fair value on a nonrecurring basis
Exchange of investment in equity securities	$ 0
Corporate
Assets measured at fair value on a nonrecurring basis
Intangible assets				(195)
Valuation of shares in equity method investee Gain (Loss)		(6)	$ (32)
Impairment of Intangible Assets (Excluding Goodwill)		$ 418
Corporate | CCEJ
Assets measured at fair value on a nonrecurring basis
Exchange of investment in equity securities				$ (114)